Warrants (Details 10)	12 Months Ended
Oct. 31, 2020
IfrsStatementLineItems [Line Items]
Expected dividend yield	Nil
Warrants Nine [Member]
IfrsStatementLineItems [Line Items]
Expected dividend yield	Nil
Risk-free interest rate	1.64%
Expected life	4 years
Expected volatility	101.00% [1]

[1]	Based on the volatility of comparable publicly traded companies